INCOME TAXES - Schedule of Reconciliation of Income Tax Expense (Credit) to Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME BEFORE INCOME TAX	$ 530,422	$ 580,454	$ 395,729
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax expense at Macau Complementary Tax rate	63,651	69,654	47,487
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	5,590	0
Effect of different tax rates of subsidiaries operating in other jurisdictions	(25,416)	(9,642)	(556)
Under (over) provision in prior years	158	(411)	(138)
Effect of income for which no income tax expense is payable	(2,272)	(395)	(714)
Effect of expenses for which no income tax benefit is receivable	12,441	26,557	17,317
Effect of profits generated by gaming operations exempted from Macau Complementary Tax	(109,189)	(125,702)	(88,491)
Change in valuation allowance	60,868	36,790	22,152
Total income tax expense (credit)	$ 3,036	$ 2,441	$ (2,943)